Share capital and reserves - Information on stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share capital and reserves
Number Outstanding	147,763
Number Exercisable	109,807
Average remaining Contractual Life	2 years 2 months 26 days	3 years 3 months
Stock Options
Share capital and reserves
Average remaining Contractual Life	3 years 7 days	3 years 14 days
Ranges Of Exercise Prices For Outstanding Share Options Initial
Share capital and reserves
Exercise Price	$ 14.76
Number Outstanding	14,669
Number Exercisable	14,669
Expiry date	June 23, 2025
Average remaining Contractual Life	5 months 23 days
Ranges Of Exercise Prices For Outstanding Share Options One
Share capital and reserves
Exercise Price	$ 16.92
Number Outstanding	2,366
Number Exercisable	2,366
Expiry date	May 12, 2026
Average remaining Contractual Life	1 year 4 months 9 days
Ranges Of Exercise Prices For Outstanding Share Options Two
Share capital and reserves
Exercise Price	$ 21.69
Number Outstanding	4,732
Number Exercisable	4,732
Expiry date	July 14, 2026
Average remaining Contractual Life	1 year 6 months 10 days
Ranges Of Exercise Prices For Outstanding Share Options Three
Share capital and reserves
Exercise Price	$ 22.86
Number Outstanding	7,262
Number Exercisable	7,262
Expiry date	December 21, 2026
Average remaining Contractual Life	1 year 11 months 19 days
Ranges Of Exercise Prices For Outstanding Share Options Four
Share capital and reserves
Exercise Price	$ 22.86
Number Outstanding	9,163
Number Exercisable	8,908
Expiry date	January 12, 2027
Average remaining Contractual Life	2 years 10 days
Ranges Of Exercise Prices For Outstanding Share Options Five
Share capital and reserves
Exercise Price	$ 14.4
Number Outstanding	37,200
Number Exercisable	35,444
Expiry date	June 6, 2027
Average remaining Contractual Life	2 years 5 months 4 days
Ranges Of Exercise Prices For Outstanding Share Options Six
Share capital and reserves
Exercise Price	$ 12.42
Number Outstanding	5,554
Number Exercisable	3,856
Expiry date	November 25, 2027
Average remaining Contractual Life	2 years 10 months 24 days
Ranges Of Exercise Prices For Outstanding Share Options Seven
Share capital and reserves
Exercise Price	$ 2.9
Number Outstanding	8,000
Number Exercisable	8,000
Expiry date	December 31, 2028
Average remaining Contractual Life	4 years
Ranges Of Exercise Prices For Outstanding Share Options Eight
Share capital and reserves
Exercise Price	$ 4.5
Number Outstanding	37,817
Number Exercisable	16,570
Expiry date	March 4, 2029
Average remaining Contractual Life	4 years 2 months 4 days
Ranges Of Exercise Prices For Outstanding Share Options Nine
Share capital and reserves
Exercise Price	$ 5
Number Outstanding	8,000
Number Exercisable	8,000
Expiry date	April 8, 2029
Average remaining Contractual Life	4 years 3 months 7 days
Ranges Of Exercise Prices For Outstanding Share Options Ten
Share capital and reserves
Exercise Price	$ 1.75
Number Outstanding	13,000
Expiry date	December 18, 2029
Average remaining Contractual Life	4 years 11 months 19 days